RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Key management personnel of the Company
Employee benefit expenses	$ 2,641	$ 1,158
Share-based payments	2,475	3,435
Directors of the Company
Board fees	829	643
Share-based payments	$ 1,247	$ 2,333